Debt (Details Textual) - USD ($) $ in Millions			1 Months Ended								9 Months Ended
	Mar. 10, 2016	Jan. 13, 2016	Jun. 26, 2018	Oct. 24, 2017	May 30, 2017	Aug. 04, 2016	Jan. 22, 2016	Sep. 30, 2014	Sep. 12, 2014	May 22, 2014	Sep. 30, 2018	Jul. 29, 2016
Required Minimum Solvency Covenant											30.00%
Required Minimum Cash Balance											$ 22.2
Minimum Net Worth Required											$ 150.0
Fair market Value Percentage											130.00%
Minimum [Member]
Cash and Cash Equivalent Percentage											5.00%
NIBC Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity									$ 13.5	$ 39.0
NIBC Bank Facility [Member] | Tranche I [Member]
Debt Instrument, Basis Spread on Variable Rate	2.50%
Long-term Line of Credit	$ 2.3
Proceeds from Lines of Credit	25.0
NIBC Bank Facility [Member] | Additional Financing [Member]
Short-term Debt, Refinanced, Amount	$ 25.0
NIBC Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Basis Spread on Variable Rate								2.90%
Debt Instrument, Description of Variable Rate Basis									LIBOR plus 2.90%
CACIB Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis										LIBOR plus 2.50%
Debt Instrument Maturity Period	2022
ABN/DVB/NIBC Joint Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 213.0
Line Of Credit Facility Maximum Borrowing Capacity Increase Amount						$ 36.6
Short-term Debt, Refinanced, Amount					$ 20.1
ABN/DVB/NIBC Joint Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis		LIBOR plus 2.55%				LIBOR plus 2.75%
Debt Instrument Maturity Period		2022			2023
Nordea/SEB Joint Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 151.0
Debt Instrument Maturity Period							2022
Nordea/SEB Joint Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis							LIBOR plus 2.50%
Third ABN AMRO Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity												$ 71.3
Debt Instrument Maturity Period			2023
ABN Revolving Facility [Member]
Debt Instrument, Description of Variable Rate Basis				LIBOR plus 3.5%
Short-term Debt				$ 15.0
First ABN AMRO Facility [Member] | LIBOR [Member]
Debt Instrument, Description of Variable Rate Basis			LIBOR plus 2.75%